Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31, 2026	June 30, 2025

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,287,462)	(2,115,429)
Intellectual Property, net	$6,308	$178,341

	June 30, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,115,429)	(1,886,052)
Intellectual Property, net	$178,341	$407,718